employee future benefits - Defined contribution pension plans expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined contribution plans expense
Union pension plan and public service pension plan contributions		$ 22	$ 23
Other defined contribution pension plans		66	65
Total		$ 88	$ 88
Forecast
Disclosure of defined contribution plans expense
Union pension plan and public service pension plan contributions	$ 22